Related - Party Transactions	3 Months Ended
Mar. 31, 2012
Related - Party Transactions [Abstract]
RELATED - PARTY TRANSACTIONS

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates for the three months ended March 31, 2012 (unaudited) and the years ended December 31, 2011 and 2010 were as follows:

	March 31,	December 31,
	2012	2011	2010

Beginning balance	$1,081	$1,468	$1,763
New loans	30	196	175
Effect of changes in composition of related parties	—	(62)	(182)
Repayments	(17)	(521)	(288)

Ending balance	$1,094	$1,081	$1,468

Deposits from principal officers, directors, and their affiliates at March 31, 2012 (unaudited), December 31, 2011 and 2010 were $2,513, $2,559 and $2,520, respectively.